Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments

Our cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, and other current assets and liabilities (excluding derivative instruments) are carried at amounts which reasonably approximate their fair values due to their short-term nature.

Commodity Derivatives

The following table summarizes the estimated fair values of our commodity derivative assets and liabilities reported in our consolidated balance sheet at the dates indicated:

	March 31, 2019		March 31, 2018
	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
	(in thousands)
Level 1 measurements	$49,509	$(7,273)	$5,093	$(20,186)
Level 2 measurements	77,926	(89,124)	28,551	(35,393)
	127,435	(96,397)	33,644	(55,579)

Netting of counterparty contracts (1)	(7,501)	7,501	(2,922)	2,922
Net cash collateral (held) provided	(18,271)	(208)	(1,762)	17,264
Commodity derivatives	$101,663	$(89,104)	$28,960	$(35,393)

(1)
Relates to commodity derivative assets and liabilities that are expected to be net settled on an exchange or through a netting arrangement with the counterparty. Our physical contracts that do not qualify as normal purchase normal sale transactions are not subject to such netting arrangements.

The following table summarizes the accounts that include our commodity derivative assets and liabilities in our consolidated balance sheets at the dates indicated:

	March 31,
	2019	2018
	(in thousands)
Prepaid expenses and other current assets	$101,662	$28,960
Other noncurrent assets	1	—
Accrued expenses and other payables	(88,932)	(32,021)
Other noncurrent liabilities	(172)	(3,372)
Net commodity derivative asset (liability)	$12,559	$(6,433)

The following table summarizes our open commodity derivative contract positions at the dates indicated. We do not account for these derivatives as hedges.

Contracts	Settlement Period	Net Long (Short) Notional Units (in barrels)	Fair Value of Net Assets (Liabilities)
		(in thousands)
At March 31, 2019:
Crude oil fixed-price (1)	April 2019–December 2020	(1,961)	1,014
Propane fixed-price (1)	April 2019–March 2020	198	608
Refined products fixed-price (1)	April 2019–January 2021	(2,884)	24,669
Other	April 2019–March 2022		4,747
			31,038
Net cash collateral held			(18,479)
Net commodity derivative asset			$12,559

At March 31, 2018:
Cross-commodity (2)	April 2018–March 2019	155	$(430)
Crude oil fixed-price (1)	April 2018–December 2019	(1,376)	$(8,960)
Crude oil index (1)	April 2018–April 2018	(10)	$(6)
Propane fixed-price (1)	April 2018–February 2019	14	1,849
Refined products fixed-price (1)	April 2018–January 2020	(6,178)	(17,037)
Refined products index (1)	April 2018–April 2018	(4)	(17)
Other	April 2018–March 2022		2,666
			(21,935)
Net cash collateral provided			15,502
Net commodity derivative liability			$(6,433)

(1)
We may have fixed price physical purchases, including inventory, offset by floating price physical sales or floating price physical purchases offset by fixed price physical sales. These contracts are derivatives we have entered into as an economic hedge against the risk of mismatches between fixed and floating price physical obligations.

(2)
We may purchase or sell a physical commodity where the underlying contract pricing mechanisms are tied to different commodity price indices. These contracts are derivatives we have entered into as an economic hedge against the risk of one commodity price moving relative to another commodity price.

Amounts in the tables above do not include commodity derivative contract positions related to TPSL, as these amounts have been classified as current assets and current liabilities held for sale within our March 31, 2019 and 2018 consolidated balance sheets (see Note 1 and Note 17). In addition, amounts in the tables above do not include commodity derivative contract positions related to our former Retail Propane segment, as these amounts have been classified as current assets held for sale within our March 31, 2018 consolidated balance sheet (see Note 1 and Note 17).

The following table summarizes the net gains (losses) recorded from our commodity derivatives to revenues and cost of sales in our consolidated statements of operations for the periods indicated (in thousands):

Year Ended March 31,
2019	$28,000
2018	$(47,646)
2017	$(21,189)

Amounts in the table above do not include net gains (losses) from our commodity derivatives related to TPSL and our former Retail Propane segment, as these amounts have been classified as discontinued operations within our consolidated statements of operations for all periods presented (see Note 1 and Note 17).

Credit Risk

We have credit policies that we believe minimize our overall credit risk, including an evaluation of potential counterparties’ financial condition (including credit ratings), collateral requirements under certain circumstances, and the use of industry standard master netting agreements, which allow for offsetting counterparty receivable and payable balances for certain transactions. At March 31, 2019, our primary counterparties were retailers, resellers, energy marketers, producers, refiners, and dealers. This concentration of counterparties may impact our overall exposure to credit risk, either positively or negatively, as the counterparties may be similarly affected by changes in economic, regulatory or other conditions. If a counterparty does not perform on a contract, we may not realize amounts that have been recorded in our consolidated balance sheets and recognized in our net income.

Interest Rate Risk

The Revolving Credit Facility is variable-rate debt with interest rates that are generally indexed to bank prime or LIBOR interest rates. At March 31, 2019, we had $1.2 billion of outstanding borrowings under the Revolving Credit Facility at a weighted average interest rate of 4.39%.

Fair Value of Fixed-Rate Notes

The following table provides fair values estimates of our fixed-rate notes at March 31, 2019 (in thousands):

Senior Unsecured Notes:
2023 Notes	$626,621
2025 Notes	$375,126

For the Senior Unsecured Notes, the fair value estimates were developed based on publicly traded quotes and would be classified as Level 1 in the fair value hierarchy.